Subsequent events	6 Months Ended
Sep. 30, 2014
Subsequent events
Subsequent events

18. Subsequent events:

On October 28, 2014, the Board of Directors of the Company approved a resolution to set up a share buyback program, pursuant to the Company’s articles of incorporation set out in accordance with Article 459-1 of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 40,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥28 billion and (c) the share buyback program will run from November 13, 2014 to January 16, 2015.